TAXES - Summary of Company's Net Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Assets, Net [Abstract]
Net operating losses	$ 0	$ 48,891
Start up costs	5,190,046	445,661
Total deferred tax assets	5,190,046	494,552
Valuation Allowance	(5,190,046)	(494,552)
Deferred tax asset, net of allowance	$ 0	$ 0